NET LOANS RECEIVABLE (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum amount of receivable to disclose	$ 60	$ 60
Loans within Trade Area [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	$ 4,000	$ 7,000